Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule Of Income Tax Expense
Income tax expense recognized in the Consolidated Statement of Loss and Comprehensive Loss is as follows:

	For the year ended December 31,
	2022	2021	2020
Current income tax for the year	(17,277)	(3,336)	(1,966)
Deferred taxes	4,210	5,517	(4,422)
Foreign taxes	(3,717)	(2,517)	(7,147)
Total	(16,784)	(336)	(13,535)
Information regarding current year income tax expense based on the applicable UK and Hong Kong tax rates are as follows:

	For the year ended December 31,
	2022	2021	2020
Loss before tax for the year	(449,005)	(1,007,118)	(471,323)
Tax according to the applicable tax rate [1]	85,311	166,174	74,449
Operating income/costs, non-taxable[2]	86,504	(5,407)	(2,178)
Effect of different tax rates	17,142	64,384	34,700
Tax effect on deferred tax due to change of tax rate	—	—	(575)
Withholding tax	(3,717)	(2,517)	(7,147)
Non-recognition of deferred tax assets on temporary differences	(13,672)	(9,042)	(32,223)
Not recognized loss carry-forward	(188,352)	(213,928)	(80,434)
Other	—	—	(127)
Total	(16,784)	(336)	(13,535)
1    – 2022: 19% (UK rate), 2021: 16.5% and 2020: 15.8% (Hong Kong rates).
2    – Primarily attributable to the Listing expense being non-tax deductible, corresponding tax $70,740 and Fair value changes of the Earn-out rights being non-taxable income, corresponding tax $171,393. Other non-tax items net $14,148.

Composition of Recognized Deferred Tax Assets
Information regarding the composition of recognized deferred tax assets is as follows:

	As of December 31,
Specification of deferred tax assets	2022	2021
Tax loss carry-forwards	49,804	29,737
Other temporary differences	7,755	3,850
Recognized value of deferred tax assets as of December 31	57,559	33,587
Netting of asset and liability tax positions	(49,804)	(29,737)
Deferred tax asset as of December 31	7,755	3,850
Information regarding the composition of recognized deferred tax liabilities is as follows:

	As of December 31,
Specification of deferred tax liabilities	2022	2021
Intangible assets	41,452	28,753
Inventory	7,890	408
Warranty	938	1,085
Recognized value of deferred tax liabilities as of December 31	50,280	30,246
Netting of asset and liability tax position	(49,804)	(29,737)
Deferred tax liability as of December 31	476	509

Disclosure Of Tax Loss Carryforwards
Tax loss carryforwards through the year of expiration are as follows:

	As of December 31,
	2022	2021
Year of expiration
2023	—	—
2024	67,221	74,736
2025	174,128	193,596
2026	142,496	158,427
2027	201,454	12,672
2028 onwards	1,616,709	1,113,882
Tax loss carryforwards as of December 31	2,202,008	1,553,313